RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended
	Feb. 27, 2020	Feb. 17, 2020
Beijing Zhenhuikang Biotechnology Co. LTD [Member] | Patent Transfer Agreement [Member]
Current exchange rate	$ 6.5286
Patents acquistions, consideration paid	$ 21,444
Beijing Zhenhuikang Biotechnology Co. LTD [Member] | Entrustment Technical Service Agreement [Member]
Current exchange rate	$ 6.5286
Harvesting packages	$ 30,604
Mr. Yulin Cao [Member] | Beijing Zhenxigu Medical Research Center LP [Member]
Entity own interest		18.18%
Current exchange rate		$ 6.7473
Research and development paid to related party		$ 3,588